Current and long-term debt - AVIC Sale and Leaseback (Details)			1 Months Ended
	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2019 tanker	Dec. 31, 2018 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,552,473,000		$ 2,910,315,000
AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 145,000,000	$ 127,300,000		$ 139,100,000
Loan maximum borrowing capacity	$ 8,000,000
Sale leaseback transaction, term	3 years		8 years
Borrowings, Periodic Payment, Amount	$ 200,000
Net debt to capitalization ratio			0.70
Consolidated tangible net worth			$ 650,000,000.0
Minimum ratio for fair value of vessels			110.00%
AVIC Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			2 years
AVIC Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			8 years
AVIC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.70%
AVIC Lease Financing [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.20%
NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 3,100,000.0
Borrowings, Periodic Payment, Amount		$ 100,000
NIBC Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
LR2 [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels	2
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels				134	98	109
MR [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels	2
STI Ville, STI Fontvieille and STI Brooklyn [Member] | Vessels [member] | MR [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			3
Borrowings			$ 24,000,000
Periodic payment per vessel			$ 500,000
STI Rose and STI Rambla [Member] | Vessels [member] | LR2 [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			2
Borrowings			$ 36,500,000
Periodic payment per vessel			$ 800,000